Nature and Continuance of Operations and Going Concern (Narrative) (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
Nature And Continuance Of Operations And Going Concern [Abstract]
Cash	$ 528,281	$ 1,150,891	$ 1,452,642	$ 600,402
Working capital	13,919,050
Accumulated deficit	(84,277,672)	(79,020,920)
Shareholder's equity	$ 8,600,047	$ 11,566,819	$ 26,204,408	$ 27,662,006